Retirement Plans (Estimated Amortization To Be Recognized As Part Of Net Periodic Pension Cost) (Details) $ in Millions	11 Months Ended
Apr. 30, 2015 USD ($)
Retirement Plans [Abstract]
Net actuarial (gain) loss	$ 0.7
Prior service cost	$ 0.2